Nature of operations and going concern	9 Months Ended	12 Months Ended
	Jul. 31, 2021	Oct. 31, 2020
Nature Of Operations And Going Concern [Abstract]
Nature of operations and going concern
1.	Nature of operations and going concern

(i)
Li-Cycle
Corp.
(“Li-Cycle”
or the “Company”) was incorporated under the
Business Corporations Act
(Ontario)
on November 18, 2016. The Company’s registered address is 2351 Royal Windsor Drive, Unit 10, Mississauga, ON L5J 4S7 C
a
nada.

Li-Cycle’s core business model is to build, own and operate recycling plants tailored to regional needs. Li-Cycle’s Spoke and Hub Technologies™ provide an environment friendly and scalable solution that address the growing global lithium-ion battery recycling challenge and provide an economically viable resource recovery solution, supporting the global transition toward electrification.
On March 28, 2019, the
Company incorporated a 100% owned subsidiary in Delaware, U.S., by the name of
Li-Cycle
Inc., under the
General Corporation Law of the State of Delaware.
On September 2, 2020, the
Company incorporated a 100% owned subsidiary in Delaware, U.S., by the name of
Li-Cycle
North America Hub, Inc., under the
General Corporation Law of the State of Delaware
.
On February 12, 2021, the
Company incorporated a 100% owned subsidiary in Ontario, Canada, by the name of
Li-Cycle
Holdings Corp., under the
Business Corporations Act
(Ontario).
On February 16, 2021, the Company entered into a definitive business combination agreement with Peridot Acquisition Corp. (NYSE: PDAC) and Li-Cycle Holdings Corp. Upon closing, the combined company will be renamed Li-Cycle Holdings Corp.
On August 10, 2021, in accordance with the plan of arrangement to reorganize Li-Cycle Corp., the Company finalized the business combination with Peridot Acquisition Corp. (NYSE: PDAC). Upon closing, the combined company was renamed Li-Cycle Holdings Corp.

(ii)	Going concern
These condensed consolidated interim statements have been prepared by management on a going concern basis which assumes that the Company will be able to realize its assets and discharge its liabilities in the normal course of business for the foreseeable future. For the three and nine months ended July 31, 2021, the Company had not achieved a level of revenue from its operations to be profitable and incurred a loss of
$6.7 million and $21.4
million, respectively (losses of
$1.8 million and $4.8
million in the three and nine months ended July 31, 2020). Cash used in operations for the three and nine months ended July 31, 2021 was
$5.2 million and $16.6
million, respectively (used in operations was
$2.1 million and $7.6
million in the three and nine months ended July 31, 2020).
In order to continue its long-term operations, the Company must achieve profitable operations and continue to obtain additional equity or debt financing. Until the Company achieves profitability, management plans to fund its operations and capital expenditures through borrowings and issuance of capital stock. Until the Company generates revenue at a level to support its cost structure, the Company expects to continue to incur substantial operating losses and net cash outflows.
There can be no assurance that the Company will be successful in raising additional capital or that such capital, if available, will be on terms that are acceptable to the Company. If the Company is unable to raise sufficient additional capital on acceptable terms, it may be compelled to reduce the scope of its operations and planned capital expenditures or sell certain assets, including intellectual property assets. These conditions call into question the Company’s ability to continue as a going concern.
Subsequent to the quarter end, the Company finalized the business combination with Peridot Acquisition Corp. (NYSE: PDAC) in August 2021. The new combined company Li-Cycle Holdings Corp received
$582
million of gross transaction proceeds, before deduction of
$55
million of transaction costs. These funds are sufficient to fund the current operations and capital expenditures related to the Company’s expansion plans for the next 12 months. As a result, after considering all relevant information, including its actions completed to date and its future plans, management has concluded that there are no material uncertainties related to events or conditions that may cast significant doubt upon the Company’s ability to continue as a going concern for a period of 12 months from the date these condensed consolidated interim financial statements are available to be issued.
The estimates used by management in reaching this conclusion are based on information available as of the date these condensed consolidated interim financial statements were authorized for issuance and include internally generated cash flow forecasts. Accordingly, actual results could differ from these estimates and resulting variances may be material to management’s assessment
.

1.	Nature of operations and going concern

(i)
Li-Cycle
Corp.
(“Li-Cycle”
or the “Company”) was incorporated under the laws of Ontario on November 18, 2016. The Company’s registered address is 2351 Royal Windsor Drive, Unit 10, Mississauga, ON L5J 4S7 Canada.

Li-Cycle’s
core business model is to build, own and operate recycling plants tailored to regional needs.
Li-Cycle
Technology
™
is an environment friendly and scalable solution that addresses the growing global lithium-ion
battery recycling challenge.
Li-Cycle
Technology
™
is an economically viable
lithium-ion
resource recovery solution, enabling commercialization and supporting the global transition toward electrification.
On March 28, 2019, the Company incorporated a 100% owned subsidiary in Delaware, U.S., by the name of
Li-Cycle
Inc., under the “General Corporation Law of the State of Delaware”.
On September 2, 2020, the Company incorporated a 100% owned subsidiary in Delaware, U.S., by the name of
Li-Cycle
North America Hub, Inc., under the “General Corporation Law of the State of Delaware”.

(ii)	Going concern
These consolidated financial statements have been prepared by management on a going concern basis which assumes that the Company will be able to realize its assets and discharge its liabilities in the normal course of business for the foreseeable future. For the year-ended October 31, 2020, the Company had not achieved a level of revenue from its operations to be profitable and incurred a loss of $9.3 million (loss of $4.1 million in 2019). Cash used in operations for the year-ended October 31, 2020 was $7.4 million (used in operations was $4.6 million in 2019).
In order to continue its long-term operations, the Company must achieve profitable operations and continue to obtain additional equity or debt financing. Until the Company achieves profitability, management plans to fund its operations and capital expenditures through borrowings and issuance of capital stock. Until the Company generates revenue at a level to support its cost structure, the Company expects to continue to incur substantial operating losses and net cash outflows.
There can be no assurance that the Company will be successful in raising additional capital or that such capital, if available, will be on terms that are acceptable to the Company. If the Company is unable to raise sufficient additional capital on acceptable terms, it may be compelled to reduce the scope of its operations and planned capital expenditures or sell certain assets, including intellectual property assets. These conditions call into question the Company’s ability to continue as a going concern.
In response to the uncertainty, the Company has successfully secured additional funding subsequent to year end and continues its efforts to raise additional capital. See Note 21 Subsequent Events for more details. The Company expects that after receiving the funds raised in November 2020, the cash-on-hand
(approximately $25 million) would be sufficient to fund its current operations and related capital expenditures for the next 12 months. As a result, after considering all relevant information, including its actions completed to date and its future plans, management has concluded that there are no material uncertainties related to events or conditions that may cast significant doubt upon the Company’s ability to continue as a going concern for a period of 12 months from the date these consolidated financial statements are available to be issued.

The estimates used by management in reaching this conclusion are based on information available as of the date these financial statements were authorized for issuance and include internally generated cash flow forecasts. Accordingly, actual results could differ from these estimates and resulting variances may be material to management’s assessment.